Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000193015 | Cadence Design Systems, Inc.FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193015 | Trane Technologies PLCFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000193015 | Cintas Corp.FR_172908105
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000193015 | Motorola Solutions, Inc.FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193015 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193015 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193015 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193015 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193015 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193015 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193015 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000193015 | Sector EquityEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000193015 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.50%
C000193015 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000193015 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000193015 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	6.90%
C000193015 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000193015 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	27.10%
C000193015 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.60%
C000193015 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000193015 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020639 | Cadence Design Systems, Inc.FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000020639 | Trane Technologies PLCFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000020639 | Cintas Corp.FR_172908105
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020639 | Motorola Solutions, Inc.FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020639 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020639 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020639 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020639 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020639 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020639 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020639 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020639 | Sector EquityEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020639 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.50%
C000020639 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000020639 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000020639 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	6.90%
C000020639 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000020639 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	27.10%
C000020639 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.60%
C000020639 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000020639 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%